Condensed Consolidated Balance Sheets (Unaudited) (Quarterly) (Parenthetical) - $ / shares	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, Authorized	900,000,000	900,000,000	900,000,000
Common Stock, Issued	2,719,310	2,178,766	417,059
Common Stock, Outstanding	2,719,310	2,178,766	417,059